Summary of principal accounting policies - Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)	Jan. 01, 2022 CNY (¥)
Summary of principal accounting policies
Right-of-use assets	¥ 8,814	$ 1,208			¥ 16,353								¥ 31,132
Long term lease liabilities	5,285	724			7,641								25,807
Operating lease liability, current	1,291	177			7,399								22,132
Accumulated deficit	¥ (9,270,356)	$ (1,270,034)	¥ (9,246,296)	¥ (9,256,558)	¥ (9,256,358)	¥ (9,270,056)	¥ (9,319,066)	¥ (9,339,428)	¥ (9,344,462)	¥ (9,004,586)	¥ (8,901,836)	¥ (8,711,216)	¥ 0